Insurance Contracts - Summary of Insurance Contracts for General Account (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of insurance contracts for general account [Line Items]
- Unearned premiums and unexpired risks	€ 6,117	€ 6,002
- Outstanding claims	2,120	2,417
- Incurred but not reported claims	881	772
Incoming reinsurance	3,965	4,385
Non-life insurance and life insurance contracts and general insurance	122,146	122,885	€ 114,716
Non-Life insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	9,118	9,190		€ 8,499
Non-Life insurance [member] | Accident and health insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	8,887	8,955
Non-Life insurance [member] | General insurance [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	231	235
Life insurance general account [member]
Disclosure of insurance contracts for general account [Line Items]
Non-life insurance and life insurance contracts and general insurance	€ 109,062	€ 109,310		€ 101,840